Financial Instrument Risk - Foreign Exchange Rate Sensitivity (Details) - RON - Currency risk - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	4.00%	3.00%
Reasonably possible decrease in risk variable, percent	(4.00%)	(2.00%)
Reasonably possible increase in risk variable, impact on profit	£ (1,201)	£ (693)
Reasonably possible decrease in risk variable, impact on profit	1,147	536
Reasonably possible increase in risk variable, impact on equity	(843)	(672)
Reasonably possible decrease in risk variable, impact on equity	£ 804	£ 519